FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
We categorize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets and liabilities that are recorded on the balance sheet as fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2.	Inputs, other than the quoted prices in active markets that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other assets accounted for under fair value.

-	The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accounts payable, related party, and other current liabilities are reasonable estimates of fair value.

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The estimated fair value for the long-term debt is considered to be equal to the carrying values since it reflects both a recently revised margin and variable interest rates which approximate market rates.

The carrying value and estimated fair value of the Company’s financial instruments and other assets accounted for under fair value at December 31, 2019 (Successor) and 2018 (Predecessor) are as follows:

		Successor		Predecessor
In thousands of U.S. dollars	Fair Value Hierarchy Level	2019 Fair Value	2019 Carrying Value	2018 Fair Value	2018 Carrying Value
Recurring
Cash and cash equivalents	1	$12,681	$12,681	$8,446	$8,446
Accounts receivable	1	8,381	8,381	2,602	2,602
Accounts payable	1	4,192	4,192	843	843
Accounts payable, related party	1	916	916	492	492
Other current liabilities	1	2,768	2,768	3,147	3,147
Initial Credit Facility	2	(132,905)	(132,905)	(132,905)	(132,905)
DVB Credit Facility	2	(9,000)	(9,000)	—	—

Non-recurring
Vessels	2	—	—	176,914	176,914

The estimated fair values for the Initial Credit Facility and DVB Credit Facility are considered to approximate their carrying values because the interest rates on these instruments change with, or approximate, market interest rates and the interest margins under each loan approximate market rates.
Foreign Currency and Interest Rate Risk
Certain of our contracts with customers for our PSVs are denominated in the British Pound, the Norwegian Kroner, and, to a lesser extent, the Euro. Additionally, certain of the Company's vessel operating costs are denominated in these currencies as well. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transactions. We do not have any contracts denominated in a foreign currency that extend for greater than one year from December 31, 2019. We recorded the following exchange gain or losses during the historical periods presented:

	Successor	Predecessor
	For the period April 9 to December 31, 2019	For the period January 1 to April 8, 2019	For the year ended December 31,
In thousands of U.S. dollars			2018	2017
Exchange gain/(loss)	56	(164)	(626)	327

Additionally, we are exposed to the impact of interest rate changes primarily through our variable-rate borrowings, which consist of borrowings under our New Term Loan Facility and DVB Credit Facility (both of which are described in Note 7).

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The New Term Loan Facility (which was executed in January 2020 and was utilized to refinance the Initial Credit Facility (also defined in Note 7)) has a principal balance of $132.9 million, is expected to be repaid in equal semi-annual installments of $7.5 million beginning in December 2021 with a balloon payment due upon maturity in December 2023, and bears interest at LIBOR plus a margin of 4.50% from December 2021 through December 2022 and LIBOR plus a margin of 5.5% from December 2022 through the maturity date of December 2023.

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The DVB Credit Facility has a principal balance of $9.0 million, is expected to be repaid in consecutive quarterly installments of $0.2 million in aggregate with a balloon payment due upon the maturity date of September 2022, and bears interest at LIBOR plus a margin of 2.75%.

Significant increases in interest rates could adversely affect our net income and our ability to service our debt.
While there are no derivatives in place as of the date of these financial statements, nor were any in place for any of the historical periods presented, we may in the future use derivatives to partially offset our exposure to foreign currency and interest rate risk on expected future cash flows and certain existing assets and liabilities. However, we may choose not to hedge certain exposures for a variety of reasons including, but not limited to, accounting considerations or the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange or interest rates.